Portfolio of Investments (unaudited)

As of January 31, 2021

Aberdeen Global Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (98.4%)
AUSTRALIA (1.1%)
Materials (1.1%)
Rio Tinto PLC, ADR	22,215	$1,697,670

BRAZIL (2.1%)
Industrials (1.0%)
CCR SA	679,200	1,504,533

Materials (1.1%)
Vale SA, ADR	97,600	1,576,240
Total Brazil		3,080,773

CANADA (2.5%)
Energy (1.5%)
Enbridge, Inc.	65,700	2,207,520

Materials (1.0%)
Barrick Gold Corp.	71,600	1,601,692
Total Canada		3,809,212

CHINA (3.4%)
Communication Services (1.2%)
Tencent Holdings Ltd.	19,100	1,701,873

Consumer Discretionary (1.1%)
Shenzhou International Group Holdings Ltd.	86,600	1,688,830

Financials (1.1%)
Ping An Insurance Group Co. of China Ltd., H Shares	140,500	1,654,778
Total China		5,045,481

DENMARK (0.8%)
Financials (0.8%)
Tryg A/S	40,000	1,244,408

FINLAND (0.7%)
Information Technology (0.7%)
Nokia OYJ(a)	214,106	1,028,905

FRANCE (4.6%)
Consumer Discretionary (1.0%)
LVMH Moet Hennessy Louis Vuitton SE	2,400	1,451,028

Energy (0.9%)
TOTAL SE, ADR(b)	33,100	1,392,848

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Global Dynamic Dividend Fund

Financials (0.7%)
AXA SA	47,500	$1,052,331

Industrials (2.0%)
Alstom SA(a)	26,200	1,420,553
Schneider Electric SE	11,100	1,624,603
		3,045,156
Total France		6,941,363

GERMANY (5.4%)
Financials (1.1%)
Deutsche Boerse AG	10,100	1,621,585

Health Care (0.8%)
Bayer AG	18,200	1,101,516

Information Technology (1.1%)
Infineon Technologies AG	41,400	1,658,631

Materials (0.9%)
Linde PLC(a)	5,700	1,391,818

Utilities (1.5%)
RWE AG	53,200	2,285,380
Total Germany		8,058,930

HONG KONG (1.3%)
Consumer Staples (0.1%)
Convenience Retail Asia Ltd.	1,184,000	109,904

Financials (1.2%)
Hong Kong Exchanges & Clearing Ltd.	27,800	1,777,314
Total Hong Kong		1,887,218

INDONESIA (2.1%)
Communication Services (2.1%)
Telkom Indonesia Persero Tbk PT	7,397,500	1,634,996
Tower Bersama Infrastructure Tbk PT	9,481,600	1,508,484
Total Indonesia		3,143,480

ITALY (1.2%)
Utilities (1.2%)
Enel SpA	189,100	1,875,491

JAPAN (2.9%)
Financials (0.7%)
Mitsubishi UFJ Financial Group, Inc.	231,200	1,044,048

Health Care (0.8%)
Shionogi & Co. Ltd.	23,500	1,275,815

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Global Dynamic Dividend Fund

Real Estate (1.4%)
GLP J-REIT	1,300	$2,094,360
Total Japan		4,414,223

MEXICO (0.4%)
Utilities (0.4%)
Infraestructura Energetica Nova SAB de CV(a)	179,576	656,842

NETHERLANDS (2.6%)
Consumer Staples (1.2%)
Heineken NV	18,000	1,877,264

Information Technology (1.4%)
ASML Holding NV	3,800	2,028,644
Total Netherlands		3,905,908

NORWAY (0.9%)
Communication Services (0.9%)
Telenor ASA	86,200	1,421,989

SINGAPORE (1.0%)
Financials (1.0%)
Oversea-Chinese Banking Corp. Ltd.	194,582	1,508,060

SOUTH KOREA (1.3%)
Materials (1.3%)
LG Chem Ltd.	2,300	1,876,002

SPAIN (0.9%)
Industrials (0.9%)
Ferrovial SA	54,411	1,304,422

SWEDEN (1.3%)
Consumer Staples (0.8%)
Essity AB, Class B	37,300	1,191,393

Industrials (0.5%)
Atlas Copco AB, A Shares	13,900	754,121
Total Sweden		1,945,514

SWITZERLAND (4.4%)
Consumer Staples (1.2%)
Nestle SA	15,900	1,782,336

Financials (1.2%)
Zurich Insurance Group AG	4,500	1,799,309

Health Care (2.0%)
Novartis AG	15,100	1,367,231

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Global Dynamic Dividend Fund

Roche Holding AG	4,900	$1,691,048
		3,058,279
Total Switzerland		6,639,924

TAIWAN (1.5%)
Information Technology (1.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	104,000	2,197,873

UNITED KINGDOM (9.5%)
Communication Services (1.7%)
Cineworld Group PLC(a)	536,100	561,939
Vodafone Group PLC, ADR	120,200	2,061,430
		2,623,369
Consumer Staples (2.5%)
Tesco PLC	748,500	2,449,390
Unilever PLC	23,500	1,366,032
		3,815,422
Energy (0.9%)
Cairn Energy PLC	549,398	1,355,327

Health Care (2.4%)
AstraZeneca PLC, ADR	39,300	1,988,580
Dechra Pharmaceuticals PLC	32,300	1,592,232
		3,580,812
Industrials (0.9%)
Melrose Industries PLC(a)	589,966	1,349,329

Information Technology (1.1%)
Avast PLC(c)	249,600	1,609,351
Total United Kingdom		14,333,610

UNITED STATES (46.5%)
Communication Services (1.5%)
Alphabet, Inc., Class C(a)(b)	1,200	2,202,888

Consumer Discretionary (7.0%)
Aptiv PLC(b)	11,600	1,549,760
Genuine Parts Co.	16,200	1,520,856
Las Vegas Sands Corp.	26,000	1,250,340
Lowe's Cos., Inc.(b)	13,900	2,319,215
Target Corp.(b)	12,400	2,246,508
TJX Cos., Inc. (The)(b)	25,000	1,601,000
		10,487,679
Consumer Staples (4.1%)
Coca-Cola Co. (The)	31,300	1,507,095
Kraft Heinz Co. (The)	43,400	1,454,334
Mondelez International, Inc., Class A(b)	31,300	1,735,272
PepsiCo, Inc.	10,600	1,447,642
		6,144,343

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Global Dynamic Dividend Fund

Energy (1.0%)
Williams Cos., Inc. (The)	70,600	$1,498,838

Financials (5.9%)
Bank of America Corp.(b)	50,300	1,491,395
Blackstone Group, Inc. (The), Class A	18,200	1,222,858
Charles Schwab Corp. (The)	30,900	1,592,586
Goldman Sachs Group, Inc. (The)	6,500	1,762,605
Huntington Bancshares, Inc.	95,500	1,262,988
JPMorgan Chase & Co.	11,900	1,531,173
		8,863,605
Health Care (6.2%)
AbbVie, Inc.	23,296	2,387,374
Bristol-Myers Squibb Co.(b)	27,500	1,689,325
Eli Lilly & Co.	8,900	1,850,933
Medtronic PLC(b)	15,600	1,736,748
UnitedHealth Group, Inc.(b)	5,000	1,667,900
		9,332,280
Industrials (5.9%)
Aerojet Rocketdyne Holdings, Inc.(a)	36,700	1,909,868
FedEx Corp.(b)	7,800	1,835,652
Lockheed Martin Corp.	4,300	1,383,826
Macquarie Infrastructure Corp.	75,000	2,084,250
Norfolk Southern Corp.	7,000	1,656,340
		8,869,936
Information Technology (9.8%)
Apple, Inc.(b)	35,900	4,737,364
Broadcom, Inc.(b)	5,400	2,432,700
Cisco Systems, Inc.	33,300	1,484,514
Fidelity National Information Services, Inc.	12,100	1,493,866
Intel Corp.(b)	27,000	1,498,770
Microsoft Corp.(b)	13,400	3,108,264
		14,755,478
Real Estate (1.5%)
Digital Realty Trust, Inc.(b)	10,300	1,482,685
GEO Group, Inc. (The), REIT	90,500	809,070
		2,291,755
Utilities (3.6%)
Clearway Energy, Inc., Class A	40,800	1,176,264
CMS Energy Corp.(b)	19,500	1,109,160
FirstEnergy Corp.	36,100	1,110,436
NextEra Energy, Inc.(b)	24,400	1,973,228
		5,369,088
Total United States		69,815,890
Total Common Stocks		147,833,188

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Global Dynamic Dividend Fund

PREFERRED STOCKS (2.0%)
SOUTH KOREA (2.0%)
Information Technology (2.0%)
Samsung Electronics Co. Ltd.	45,600	$2,973,914
Total Preferred Stocks		2,973,914
Total Investments—100.4% (cost $120,163,847)		150,807,102
Liabilities in Excess of Other Assets—(0.4)%		(613,696)
Net Assets—100.0%		$150,193,406

(a)	Non-income producing security.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Denotes a security issued under Regulation S or Rule 144A.
All or a portion of the securities are on loan. The total value of all securities on loan is $-. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(j) of the accompanying Notes to Financial Statements.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At January 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Euro
04/14/2021	State Street Bank and Trust	USD	3,280,359	EUR	2,700,000	$3,281,787	$(1,428)
02/01/2021	State Street Bank and Trust	USD	3,174,854	EUR	2,700,000	3,276,584	(101,730)
						$6,558,371	$(103,158)

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Notes to Portfolio of Investments (unaudited)

January 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Global Dynamic Dividend Fund